Investments accounted for using equity method (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments Accounted For Using Equity Method
Balance at the beginning of year	$ 139,746,921	$ 149,593,180
Other payments to acquire interests in joint ventures	10,975,902	10,658,097
Share of net income (loss) of joint ventures and associates accounted for using the equity method	(14,352,591)	(9,494,703)	$ (19,217,758)
Dividends received	(843,886)	(854,084)
Investment previously held		(15,128,327)
Others	7,930,341	4,972,758
Total	$ 143,456,687	$ 139,746,921	$ 149,593,180